Segment, Geographic and Other Revenue Information - Narrative (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) Operating_Segment Country	Dec. 31, 2018 USD ($) Operating_Segment Country	Dec. 31, 2017 Country
Segment Reporting Information [Line Items]
Number of operating segments | Operating_Segment	3	2
Total assets | $	$ 167,489	$ 159,422
Geographic Concentration Risk [Member] | Revenue [Member] | Outside United States [Member]
Segment Reporting Information [Line Items]
Number of countries outside the U.S | Country	11	11	11
Geographic Concentration Risk [Member] | Revenue [Member] | United States [Member]
Segment Reporting Information [Line Items]
Percentage of total revenues	10.00%	10.00%	10.00%
Geographic Concentration Risk [Member] | Revenue [Member] | JAPAN
Segment Reporting Information [Line Items]
Percentage of total revenues	8.00%	8.00%	8.00%
Geographic Concentration Risk [Member] | Revenue [Member] | CHINA
Segment Reporting Information [Line Items]
Percentage of total revenues	9.00%	8.00%	7.00%
Customer Concentration Risk [Member] | Revenue [Member] | McKesson, Inc. [Member]
Segment Reporting Information [Line Items]
Percentage of total revenues	16.00%	15.00%	16.00%
Customer Concentration Risk [Member] | Revenue [Member] | AmerisourceBergen Corporation [Member]
Segment Reporting Information [Line Items]
Percentage of total revenues	12.00%	11.00%	12.00%
Customer Concentration Risk [Member] | Revenue [Member] | Cardinal Health, Inc. [Member]
Segment Reporting Information [Line Items]
Percentage of total revenues	10.00%	10.00%	10.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Three Largest U.S. Wholesaler Customers [Member]
Segment Reporting Information [Line Items]
Percentage of total revenues	25.00%	34.00%	36.00%